Dividends on ordinary shares	12 Months Ended
Dec. 31, 2018
Dividends on ordinary shares
Dividends on ordinary shares

The notes included in this section focus on the results and performance of the Barclays Group. Information on the income generated, expenditure incurred, segmental performance, tax, earnings per share and dividends are included here. For further detail on performance, see income statement commentary within Financial review (unaudited) on page 00.

11 Dividends on ordinary shares

The Directors have approved a total dividend in respect of 2018 of [x.x]p per ordinary share of 25p each. The remaining full year dividend for 2018 of [x.x]p per ordinary share will be paid on 5 April 2019 to shareholders on the Share Register on 1 March 2019 following the 2.5p half year dividend paid in September. On 31 December 2018, there were 17,133m ordinary shares in issue. The financial statements for the year ended 31 December 2018 does not reflect this dividend, which will be accounted for in shareholders’ equity as an appropriation of retained profits in the year ending 31 December 2019. The 2018 financial statements include the 2018 half year dividend of £427m (2017: £170m) and a final dividend declared in relation to 2017 of £341m (2017: £339m). Dividends are funded out of distributable reserves.